FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 4,290	$ 4,135
Fair value	4,198	4,135
Financial liabilities	62,951	62,794
Financial liabilities, at fair value	63,037	63,385
Amortized cost | Borrowing
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	55,493	55,528
Financial liabilities, at fair value	55,579	56,112
Amortized cost | Borrowing | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	70	138
Amortized cost | Capital securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,152	2,153
Financial liabilities, at fair value	2,152	2,160
Amortized cost | Accounts payable and other liabilities | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	2
FVTPL | Capital securities - fund subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	903	922
Financial liabilities, at fair value	903	922
Derivatives | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	372	413
Financial liabilities, at fair value	372	413
Derivatives | FVTPL | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	252	289
Financial liabilities, at fair value	252	289
Loan payable | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities, at fair value	0	0
Accounts payable | Amortized cost | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	589	778
Financial liabilities, at fair value	589	778
Accounts payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,190	2,711
Financial liabilities, at fair value	3,190	2,711
Amortized cost | Loans and notes receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	142	329
Fair value	142	329
Amortized cost | Other non-current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	141	154
Fair value	141	154
Amortized cost | Accounts Receivable And Other Current Financial Assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	141	239
Fair value	141	239
Amortized cost | Accounts Receivable And Other Current Financial Assets | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	783	514
Fair value	691	514
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,530	1,438
Fair value	1,530	1,438
FVTPL | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,387	1,250
Fair value	1,387	1,250
FVTPL | Other non-current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	20	10
Fair value	20	10
FVTPL | Accounts Receivable And Other Current Financial Assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	67	80
Fair value	67	80
FVTOCI | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	79	121
Fair value	79	121
Loans and receivables, category | Accounts Receivable And Other Current Financial Assets | Other Receivables | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 2	$ 4